Acquisition of Swell Companies - Schedule of purchase price and allocation - Swell Companies (Details) - USD ($)	Jan. 31, 2020	May 25, 2019	May 24, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 4,660,688			$ 7,744,611
Lease liability	(5,001,362)
Convertible promissory note	1,136,065			1,845,830
Consideration payable	$ 846,256			$ 1,375,268	$ 0
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Cash			$ 173,422
Receivables			160,801
Inventory			2,069,349
Other assets			13,565
Property and equipment			1,152,519
Right-of-use assets			611,890
Lease liability			(611,890)
Brand			709,496
Customer relationships			592,852
Licenses			915,000
Goodwill			13,676,649
Accounts payable and accrued liabilities			(650,970)
Total assets and liabilities acquired			18,812,683
Cash deposits and notes receivable			5,050,000
Convertible promissory note			1,000,000
Liabilities assumed			1,070,907
Common shares issued			1,130,363
Stock warrants issued			786,284
Consideration payable		$ 846,256	9,775,129
Total consideration			$ 18,812,683